Condensed Financial Information of Registrant - Condensed Balance Sheet (Parenthetical) (Details) - $ / shares	Sep. 30, 2021	Jun. 11, 2021	Dec. 31, 2020
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	152,870,750		130,000,000
Common stock, shares outstanding	152,870,750		130,000,000
Parent [Member]
Common stock, par value			$ 0.001
Common stock, shares authorized			1,000,000,000
Common stock, shares issued			130,000,000
Common stock, shares outstanding			130,000,000